Share capital (Details Textual) - USD ($)						1 Months Ended		12 Months Ended
	Dec. 14, 2017	Sep. 13, 2017	Dec. 14, 2016	Sep. 13, 2016	Feb. 08, 2016	Dec. 20, 2018	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share capital [Line items]
Common shares issued to Non-Executive Directors								33,145	70,485	137,897
Share premium, common shares issued to Non-Executive Directors								$ 449,000	$ 257,000	$ 541,848
Increase (decrease) in number of shares outstanding								145,917		588,868
Purchase of treasury shares								$ 1,801,000		$ 1,991,000
Number of Shares Issued During the Period	490,000	12,546	379,500	8,333	468,405		82,306
Issue of equity	$ 2,513,000	$ 43,000	$ 3,940,000	$ 38,000	$ 1,512,000		$ 332,000
Percentage of number of shares repurchase						10.00%
Number of shares outstanding						6,063,000		60,500,000	60,600,000	59,900,000